INCOME TAX - Additional Information (Details) - USD ($)	1 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Change in valuation allowance	$ 5,783,000	$ 5,783,000		$ 22,400,000	$ 9,100,000
Gelesis Holdings, Inc, formerly know as Capstar Special Purpose Acquisition [Member]
U.S. federal net operating loss carryovers			$ 176,006	46,167	$ 176,006
Change in valuation allowance			$ 465,518	$ 28,719